Loans, net - Additional information (Detail) - PEN (S/)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans refinanced	S/ 114,747,000	S/ 188,311,000
DirectLoans		6,617,000,000
Rescheduled loan	6,266,601,000	10,489,296,000
Loan held for managing liquidity risk		12,663,960,000
Loans and receivables	43,005,583,000	40,519,423,000
Borrowings	S/ 8,389,672,000	S/ 7,778,751,000
Top of range [member]
Disclosure of financial assets [line items]
Interest rate	83.64%	66.08%
Reactiva Peru Program [Member]
Disclosure of financial assets [line items]
Rescheduled loan	S/ 4,896,137,000	S/ 6,615,768,000
Loan held for managing liquidity risk	2,012,855,000
Reactiva Peru Program [Member] | Rescheduled loans [Member]
Disclosure of financial assets [line items]
Borrowings	1,974,180,000,000
Commercial Loan [Member]
Disclosure of financial assets [line items]
DirectLoans		5,159,000,000
Commercial Loan [Member] | Reactiva Peru Program [Member]
Disclosure of financial assets [line items]
Rescheduled loan	3,848,904,000	5,158,721,000
Small And MicroBusiness Loans [Member]
Disclosure of financial assets [line items]
DirectLoans		1,458,000,000
Loans and receivables	274,264,000	85,806,000
Loans [Member] | securities [Member]
Disclosure of financial assets [line items]
Loans and receivables	4,401,121,000	5,902,540
Credit card [Member] | Non revolving consumer loans [Member]
Disclosure of financial assets [line items]
Loans and receivables	S/ 2,536,448,000	S/ 2,343,079,000